Other investment (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CNY (¥)	May. 31, 2010	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Cash paid for equity interest							¥ 54,766
Unlisted equity securities, at cost				$ 30,510		¥ 189,129		¥ 189,129
Dividend income				$ 378	¥ 2,344	9,911	4,685
Qilu Stem Cells
Schedule of Equity Method Investments [Line Items]
Percentage equity interest owned	24.00%	24.00%	19.92%
Percentage equity interest acquired	4.08%	4.08%	19.92%
Cash paid for equity interest	$ 8,650	¥ 54,766
Dividend income					¥ 0	¥ 7,497	¥ 0